Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases. These leases expire through 2017 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were $446, $937 and $2,995, respectively.

Future minimum payments under non-cancellable operating leases as of December 31, 2014 were as follows:

2015	$3,307
2016	1,516
2017	419
2018 and after	—

Total	$5,242

Contingencies

There were no material contingencies noted for the years ended December 31, 2012, 2013 and 2014, respectively.